Document And Entity Information	Nov. 09, 2026
Document Information [Line Items]
Entity, Registrant Name	Superior Group of Companies, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 09, 2026
Entity, Incorporation, State or Country Code	FL
Entity, File Number	001-05869
Entity, Tax Identification Number	11-1385670
Entity, Address, Address Line One	200 Central Avenue, Suite 2000
Entity, Address, City or Town	St. Petersburg
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33701
City Area Code	727
Local Phone Number	397-9611
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	SGC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0000095574